Leases - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Operating - 2024	$ 336
Short-term - 2024	0
Finance - 2024	0
Total lease payments - 2024	336
Operating - 2025	311
Short-term - 2025	0
Finance - 2025	0
Total lease payments - 2025	311
Operating - 2026	307
Short-term - 2026	0
Finance - 2026	0
Total lease payments - 2026	307
Operating - 2027	307
Short-term - 2027	0
Finance - 2027	0
Total lease payments - 2027	307
Operating - 2028 and beyond	168
Short-term - 2028 and beyond	0
Finance - 2028 and beyond	0
Total lease payments - 2028 and beyond	168
Operating - Total future minimum operating lease payments	1,429
Short-term - Total future minimum short-term lease payments	0
Finance - Total future minimum finance lease payments	0
Total Lease Payments - Total future minimum lease payments	1,429
Operating - Less effects of discounting	(200)
Short-term - Less effects of discounting	0
Finance - Less effects of discounting	0
Total Lease Payments - Less effects of discounting	(200)
Operating - Lease liabilities recognized	1,229
Short-term - Lease liabilities recognized	0
Finance - Lease liabilities recognized	0
Total Lease Payments - Lease liabilities recognized	1,229
Other Liabilities
Operating - Lease liabilities recognized	$ 1,229